Other Accounts Payable	12 Months Ended
Dec. 31, 2021
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE
21	OTHER ACCOUNTS PAYABLE

As of December 31, this item includes:

	Total		Current		Non-current
	2020	2021	2020	2021	2020	2021

Advances received from customers (a)	280,970	322,680	249,870	315,644	31,100	7,036
Consorcio Ductos del Sur - payable (b)	88,206	77,665	28,836	29,242	59,370	48,423
Salaries and other payable	77,386	126,466	77,386	126,466	-	-
Put option liability on Morelco acquisition (c)	118,622	27,986	79,096	27,986	39,526	-
Third-party loans	11,608	2,076	9,533	-	2,075	2,076
Other taxes payable	115,862	124,497	102,240	112,737	13,622	11,760
Acquisition of additional non-controlling interest (Note 35)	27,596	25,253	27,596	25,253	-	-
Guarantee deposits	23,744	26,017	23,744	26,017	-	-
Consorcio Rio Mantaro - payables	75,059	58,502	75,059	58,502	-	-
Provision of interest for debt with suppliers	16,425	3,056	-	285	16,425	2,771
Share purchase agreement - Inversiones Sur	14,496	15,992	-	-	14,496	15,992
Other accounts payables	39,974	37,160	33,356	32,849	6,618	4,311
	889,948	847,350	706,716	754,981	183,232	92,369

(a)	Advances received from customers relate mainly to construction projects, and are discounted from invoicing, in accordance with the terms of the contracts.

	Total		Current		Non-current
	2020	2021	2020	2021	2020	2021

Customer advances from Consortiums	55,020	27,568	55,020	27,568	-	-
Customer advances for real estate projects	78,286	80,188	78,286	80,188	-	-
Cumbra Peru S.A. - Concentrator Plant and tunnel of Quellaveco	86,415	10,841	71,571	10,841	14,844	-
Special National Transportation Infrastructure Project	24,050	19,582	13,781	12,765	10,269	6,817
Vial y Vives - DSD S.A. - Quebrada Blanca Project	-	120,642	-	120,642	-	-
Vial y Vives - DSD S.A. - Modernization and expansion of Arauco	-	52,063	-	52,063	-	-
Cumbra Peru S.A. - Piura Pipeline Project	31,048	5,745	25,292	5,745	5,756	-
Others	6,151	6,051	5,920	5,832	231	219
	280,970	322,680	249,870	315,644	31,100	7,036

(b)	The balance of other accounts payable from Consorcio Constructor Ductos del Sur corresponds to payment obligations to vendors and main subcontractors for S/77.6 million (S/88.2 million as of December 31, 2020), assumed by the subsidiary Cumbra Peru S.A. as a result of the termination of Gasoducto Sur Peruano S.A. operations.

(c)	On December 23, 2014, the Company acquired through the subsidiary Cumbra Peru S.A. control of Morelco S.A.S. (Morelco), with the purchase of 70.00% of its shares representative of the capital stock. Morelco, an entity domiciled in Colombia, also entered into a put and call option agreement in connection with the common shares retained by the non-controlling interest that grants the sellers the right to sell their retained shares to Cumbra Peru S.A. (put option). The signed put option agreement represented an obligation to purchase shares of the non-controlling interest and, therefore, the Corporation recognized a “financial liability” at fair value with a corresponding reduction in shareholders’ equity decreasing other reserves.

Taking into account the Company’s current financial situation, during 2021, management renegotiated the critical terms of the Shareholders’ Agreements (put option agreement), mainly regarding the exercise price. Such renegotiation ended with the signing of a new acquisition agreement for an amount of US$15.4 million, disregarding the original put option agreement of up to US$32.7 million.

In consequence, this new agreement is considered by management as a modification of the original financial liability recorded at the acquisition date under IFRS 9. Consequently, the Company recorded “Other income - results from valuation of financial instruments” for an amount of US$17.3 million (S/70.3 million) in the statement of income in 2021 (Note 28-a).

The fair value of short-term accounts approximates their book value due to their short-term maturities. The non-current part mainly includes non-financial liabilities such as advances received from customers; the remaining balance is not significant in the financial statements for the periods shown.